Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PUTNAM FUNDS TRUST
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Class G
Shareholder Report [Line Items]
Fund Name	Putnam Short Term Investment Fund
Class Name	Class G
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Short Term Investment Fund for the period August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class G	$2	0.03%
[1],[2]
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 2,305,285,500
Holdings Count | $ / shares	71	[3]
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$2,305,285,500
Total Number of Portfolio Holdings*	71
Portfolio Turnover Rate	0%
[3]
Holdings [Text Block]		[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Class P
Shareholder Report [Line Items]
Fund Name	Putnam Short Term Investment Fund
Class Name	Class P
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Short Term Investment Fund for the period August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-internalusefunds-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class P	$2	0.03%
[5],[6]
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 2,305,285,500
Holdings Count | $ / shares	71	[7]
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$2,305,285,500
Total Number of Portfolio Holdings*	71
Portfolio Turnover Rate	0%
[7]
Holdings [Text Block]		[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-internalusefunds-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Includes derivatives, if applicable.

[4]
Cash and Equivalents, if any, represent the market value weights of cash and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
†	Annualized.

[7]
*	Includes derivatives, if applicable.

[8]
Cash and Equivalents, if any, represent the market value weights of cash and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.